Derivative Financial Instruments Balance Sheet Location (Detail) - USD ($) $ in Thousands	Mar. 25, 2018	Dec. 31, 2017	Mar. 26, 2017	Dec. 31, 2016
Derivatives, Fair Value [Line Items]
Derivative Liability	$ (2,730)	$ (8,722)	$ (15,658)	$ (17,721)
Interest Rate Swap [Member] | Not Designated As Hedging [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability	$ (2,730)	$ (8,722)	$ (15,658)	$ (17,721)